Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Unrecognized tax benefits	$ 0
Income tax expense	$ 0	$ 0
Income tax examination, Description	The Company files income tax returns in the United States and California. The Company currently has no years under examination by any jurisdiction; however, the Company is subject to income tax examination by federal and state for years beginning in 2013 and 2012, respectively. However, to the extent allowed by law, the taxing authorities may have the right to examine prior periods where NOLs and tax credits were generated and carried forward, and make adjustment up to the amount of the carryforwards. The Company does not have any unrecognized tax benefits as of December 31, 2016 and does not anticipate that the amount of unrecognized tax benefits will significantly change within the next twelve months. The Company has not recognized interest or penalties in its consolidated statements of operations and comprehensive loss since inception.
Accrued interest and/or penalties	$ 0	$ 0
Minimum
Income Taxes [Line Items]
Realized percentage of tax position measured from benefit	50.00%
Federal
Income Taxes [Line Items]
Net operating loss (NOL) carryforwards	$ 119,242,000
Net operating loss carryforwards expiration year	2027
Deferred tax asset, operating losses	$ 44,276,000
Deferred tax asset, research and development credit	5,534,000
Federal | Research Tax Credit
Income Taxes [Line Items]
Research tax credit carryforwards	$ 3,803,000
Tax credit carryforward expiration year	2027
State
Income Taxes [Line Items]
Deferred tax asset, operating losses	$ 44,276,000
Deferred tax asset, research and development credit	5,534,000
State | Research Tax Credit
Income Taxes [Line Items]
Research tax credit carryforwards	$ 2,623,000
Tax credit carryforward, description	The California research credit will carry forward indefinitely until utilized.
State | California
Income Taxes [Line Items]
Net operating loss (NOL) carryforwards	$ 63,992,000
Net operating loss carryforwards expiration year	2017